-------------------------------------------------------
LIBERTY MINNESOTA TAX-EXEMPT FUND SEMIANNUAL REPORT
-------------------------------------------------------

July 31, 2000

[graphic omitted]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

You may have noticed that your Fund has a new name. As of July 14, the names of our funds were changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of Liberty funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

Although the municipal bond markets exhibited considerable volatility during the six months ended July 31, 2000, the overall result was positive. As the Federal Reserve (the Fed) repeatedly raised key short-term interest rates -- by 0.25% in both February and March and by 0.50% in May -- two things became quite clear. First, the Fed was concerned that the rapidly expanding U.S. economy could ignite higher rates of inflation. Second, the Fed was quite determined to keep inflation rates firmly in control.

Initially, the rate increases hurt performance in the municipal bond markets because as rates rise, bond prices fall. However, the Fed's persistence -- coupled with indications by the second quarter of the calendar year that the economy may be slowing -- appears to have convinced investors that inflation will not become a major obstacle to growth in the foreseeable future. Municipal bond prices rallied in the final two months of the period. Your Fund's management team had anticipated this scenario for some time, and the Fund was well positioned to benefit from the rally.

As always, thank you for choosing Liberty Minnesota Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

 /S/ Stephen E. Gibson

     Stephen E. Gibson
     President
     September 11, 2000

---------------------------
Not FDIC  May Lose Value
 Insured  No Bank Guarantee
---------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

o   POSITIVE RESULTS FOR MUNICIPAL BONDS WERE BOLSTERED BY RESTRICTED SUPPLY
    Due to high tax revenues and budget surpluses, state and local governments issued fewer municipal bonds during the first six months of calendar year 2000. New bond issues were 22% below the 1999 level, and re-fundings of existing bonds declined nearly 70%. At the same time, higher yields prompted an increase in demand for municipal bonds. The combination of reduced supply and increased demand helped to keep prices for municipal bonds higher than they might otherwise have been.

o THE MUNICIPAL BOND YIELD CURVE FLATTENED DURING THE SIX-MONTH PERIOD Between February and July, yields for short-term municipal bonds declined slightly (0.10% to 0.20%). Meanwhile, rates for intermediate- and long-term municipals fell by as much as 0.54% as investors responded to early signs that the U.S. economy may be slowing and that inflation may not become a serious problem down the road. As yields fell, bond prices rose, and the gains were largest for bonds in the 25- to 30-year maturity range.

           MUNICIPAL VS. TREASURY BOND PERFORMANCE 1/31/00 - 7/31/00

                 LEHMAN BROTHERS            SALOMON 30-YEAR
               MUNICIPAL BOND INDEX      TREASURY BOND INDEX
               --------------------      -------------------
1/31/00                0.00%                    0.00%
2/29/00                1.16                     3.70
3/31/00                3.37                     8.56
4/30/00                2.76                     7.23
5/31/00                2.22                     7.02
6/30/00                4.93                     9.36
7/31/00                6.40                    11.48


Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Performance of the 30-year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-Year-on-the-run Treasury market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index

Past performance is no guarantee of future results.

NET ASSET VALUE PER SHARE AS OF 7/31/00

Class A                             $6.70
-----------------------------------------
Class B                             $6.70
-----------------------------------------
Class C                             $6.70
-----------------------------------------

DISTRIBUTIONS DECLARED FROM 2/1/00 TO 7/31/00

Class A                             $.166
-----------------------------------------
Class B                             $.141
-----------------------------------------
Class C                             $.151
-----------------------------------------

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

SEC YIELDS ON 7/31/00

Class A                             $4.61
-----------------------------------------
Class B                             $4.07
-----------------------------------------
Class C                             $4.35
-----------------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 4.04 for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 7/31/00

Class A                             $8.34
-----------------------------------------
Class B                             $7.36
-----------------------------------------
Class C                             $7.87
-----------------------------------------

Taxable-equivalent SEC yields are based on the maximum effective 44.7% federal and state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.

BOUGHT
--------------------------------------------------------------------------------
Moving to lengthen the Fund's duration, we bought Minneapolis Metropolitan Airport (2.3% of net assets), which matures in 2025.

SOLD
--------------------------------------------------------------------------------
We sold Saint Louis Park Hospital, a shorter term issue, in order to lengthen the average maturity of the Fund.

RISING BOND PRICES CONTRIBUTED TO MODEST BUT SOLID GAINS FOR THE FUND
Against a backdrop of falling yields and rising prices, especially for intermediate- and long-term municipal bonds, Class A shares of Liberty Minnesota Tax-Exempt Fund posted a total return of 6.35% without a sales charge for the six months ended July 31, 2000.

FUND SHIFTED EMPHASIS TO BONDS THAT RESPOND WELL TO FALLING INTEREST RATES
In the second half of the fiscal year ended January 31, 2000, we chose to shorten the Fund's duration. This move was designed to insulate the Fund from the impact of interest rate hikes by the Fed, which generally lead to lower bond prices. As the present fiscal year began, we were convinced that the market would ultimately come to view the Fed's rate increases as an effective curb against higher inflation. In a lower inflation-rate environment, investors would not demand higher yields, so we anticipated more moderate interest rates in the long run. Falling rates, of course, generally mean rising prices for bonds.

With this scenario in mind, we steadily lengthened the Fund's duration, selling shorter-term securities and using the proceeds to purchase issues in the 15- to 25-year maturity range. In particular, we focused on bonds for essential services such as water and power. Even in periods of economic slowdown, such basic facilities tend to generate consistent revenues, so their bonds generally perform well when economic growth moderates.

Following additional anti-inflationary "strikes" by the Fed in February, March and May, investors did indeed allow bond yields to subside. The bond market rallied, and the Fund performed quite well. These strong results can be attributed to the Fund's longer duration. They can also be credited to the zero coupon and noncallable bonds in the portfolio, which tend to gain more value than comparable callable or current-coupon bonds when yields decline.

One area that detracted from performance was the Fund's high-yield holdings. These provided attractive yields, but their prices did not rally as strongly as those of their investment-grade counterparts. This was due in part to weakness in the health care sector, where increasing competition and federal budget cuts have proved problematic for hospital systems.

STRONG MINNESOTA ECONOMY FORGED AHEAD
Minnesota's diversified economy continued to generate above-budget tax receipts in this most recent period, while expenditures remain below budgeted levels. Debt levels are moderate. The state is fiscally healthy and well positioned to deal with the kind of mild-to-moderate economic slowdown -- the so-called "soft landing" -- that the Fed is attempting to engineer.

SIGNS OF A POSITIVE ENVIRONMENT FOR BONDS ARE GROWING
Our outlook for the municipal bond market has improved considerably. As the six-month period came to a close, we had already seen the first signs of more temperate U.S. economic growth, including a reduction in new housing starts and softening of retail sales. We would expect the Fed to undertake few, if any, additional interest rate increases during the balance of 2000. Slower growth could set the stage for lower interest rates in 12 to 15 months.

For Minnesota, a slight abatement of economic growth could actually be a boon, relieving some of the pressures created by a shortage of labor in the state. With this exception, we do not believe that any "soft landing" the Fed can bring about will have a material effect on the state's robust economy and its municipal bond market.

/s/ Brian M. Hartford

BRIAN M. HARTFORD is portfolio manager of Colonial Minnesota Tax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc.

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of the issues held in the Fund. The Fund's management, including risk management specialists and credit analysts, identifies problems and opportunities and reacts quickly to market changes.

QUALITY BREAKDOWNS AS OF 7/31/00

AAA                                 38.6%
-----------------------------------------
AA                                  17.3%
-----------------------------------------
A                                   13.0%
-----------------------------------------
BBB                                 11.5%
-----------------------------------------
BB                                   1.1%
-----------------------------------------
CCC                                  0.2%
-----------------------------------------
Nonrated                            17.0%
-----------------------------------------
Cash Equivalents                     1.3%
-----------------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality breakdowns in the future.

TOP FIVE SECTORS 7/31/00 VS. 1/31/00

                           FUNDS AS OF              FUNDS AS OF
                             7/31/00                  1/31/00
                           -----------              -----------
EDUCATION                     16.0%                    13.5%
HOSPITAL                      14.0%                    14.5%
LOCAL GENERAL OBLIGATIONS      9.4%                    13.1%
REFUNDED/ESCROW                8.4%                     8.5%
MUNICIPAL ELECTRIC             5.8%                     2.9%

Sector breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector breakdowns in the future.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/00

Share Class                      A                     B                    C
Inception                      9/26/86               8/04/92              8/01/97
                        Without       With      Without     With      Without     With
                         Sales       Sales       Sales      Sales      Sales      Sales
                        Charge       Charge      Charge     Charge    Charge      Charge
-----------------------------------------------------------------------------------------
6 month (cumulative)      6.35%       1.30%       5.96%      0.96%      6.11%      5.11%
-----------------------------------------------------------------------------------------
1 year                    0.49       (4.28)      (0.26)     (5.04)      0.04      (0.92)
-----------------------------------------------------------------------------------------
5 years                   5.07        4.06        4.29       3.96       4.78       4.78
-----------------------------------------------------------------------------------------
10 years                  5.77        5.26        5.13       5.13       5.63       5.63
-----------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class                      A                     B                    C
                        Without       With      Without     With      Without     With
                         Sales       Sales       Sales      Sales      Sales      Sales
                        Charge       Charge      Charge     Charge    Charge      Charge
-----------------------------------------------------------------------------------------
6 month (cumulative)     3.33%      (1.58)%      2.93%     (2.07)%     3.09%       2.09%
-----------------------------------------------------------------------------------------
1 year                  (0.91)      (5.62)      (1.66)     (6.36)     (1.36)      (2.30)
-----------------------------------------------------------------------------------------
5 years                  4.93        3.91        4.14       3.82       4.64        4.64
-----------------------------------------------------------------------------------------
10 years                 5.75        5.24        5.12       5.12       5.61        5.61
-----------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
July 31, 2000 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 97.2%                                                     PAR         VALUE
--------------------------------------------------------------------------------------------------
EDUCATION - 16.0%
EDUCATION
State Higher Education Facilities Authority:
  Carleton College, Series 4-N,
  5.000% 11/1/18                                                          $ 1,500        $   1,408
College of Art & Design,
  Series 5-D,
  6.750% 5/1/26                                                               500              505
Northwestern College of Chiropractic,
  Series 1998 4-Z
  5.200% 10/1/13                                                              275              259
St. Johns University,
  Series 4-L,
  5.350% 10/1/17                                                            1,000              961
St. Thomas University,
  Series 4-M,
  5.350% 4/1/17                                                               500              485
University of Minnesota,
  Series 1996 A:
  5.750% 7/1/14                                                               500              525
  5.750% 7/1/17                                                             1,000            1,042
  Series 1999 A,
  5.500% 7/1/21                                                             1,000            1,001
Victoria, Holy Family Catholic High School, Series 1999 A,
  5.875% 9/1/29                                                               300              269
                                                                                         ---------
                                                                                             6,455
                                                                                         ---------
--------------------------------------------------------------------------------------------------
HEALTHCARE - 18.8%
CONGREGATE CARE RETIREMENT - 2.0%
Bloomington Housing & Redevelopment Authority, Senior Summer House,
  Series 1998,
  5.500% 11/1/01                                                              110              108
Columbia Heights, Crest View Corp.,
  Series 1998,
  6.000% 3/1/33                                                               300              247
Golden Valley, Covenant Retirement Communities, Inc., Series 1999 A,
  5.500% 12/1/29                                                              500              434
                                                                                         ---------
                                                                                               789
                                                                                         ---------
HOSPITAL - 14.0%
Marshall, Weiner Memorial Medical Center, Series 1999,
  6.000% 11/1/28                                                              300              240
Princeton, Fairview Hospital, Series 1991 C,
  6.250% 1/1/21                                                               300              305
Red Wing, River Region Group,
  Series 1993 A:
  6.500% 9/1/22                                                               300              320
  6.400% 9/1/12                                                               200              213
Redwood Falls, Series 1998,
  5.750% 12/1/23                                                              500              402
Rochester, Mayo Medical Center,
  Series 1992 I,
  5.900% 11/15/09                                                             500              536
St. Paul Housing & Redevelopment Authority, Healtheast Project:
  Series 1997 A,
  5.500% 11/1/09                                                              250              218
  Series 1993 B,
  6.625% 11/1/17                                                              660              574
  Series 1998,
  5.300% 5/15/28                                                            1,000              770
State Agricultural & Economic Development Board, St. Mary's Medical
  Center,
  Series 1999 A,
  4.750% 2/15/16                                                            1,000              900
Thief River Falls, Series 1999,
  6.800% 11/1/19                                                              150              140
Waconia, Ridgeview Medical Center,
  Series 1999 A,
  6.125% 1/1/29                                                             1,000            1,019
                                                                                         ---------
                                                                                             5,637
                                                                                         ---------
NURSING HOME - 2.8%
Carlton, Inter-Faith Social Services, Inc.,
  Series 2000,
  7.750% 4/1/29                                                               200              194
Duluth Economic Development Authority, BSM Properties, Inc.,
  Series 1998 A,
  5.875% 12/1/28                                                              250              198
Minneapolis, Walker Methodist Senior Services Group,
  Series 1998 A,
  5.875% 11/15/18                                                             250              213
New Hope, North Ridge Care Center, Inc., Series 1999,
  5.875% 3/1/29                                                               300              240
Sartell, Foundation for Healthcare,
  Series 1999 A,
  6.625% 9/1/29                                                               300              262
                                                                                         ---------
                                                                                             1,107
                                                                                         ---------
--------------------------------------------------------------------------------------------------
HOUSING - 9.1%
ASSISTED LIVING/SENIOR - 0.7%
Roseville, Care Institute, Inc.,
  Series 1993,
  7.750% 11/1/23                                                              300              271
                                                                                         ---------

MULTI-FAMILY - 4.8%
Dakota County Housing & Redevelopment Authority,
  Series 1999,
  6.000% 11/1/09                                                              255              242
Grand Housing & Redevelopment Authority, Lakeshore Forest Park
  Apartments,
  Series 1999 B,
  5.700% 10/1/29                                                              500              443
Lakeville, Southfork Apartment Project,
  Series 1989 A,
  9.875% 2/1/20                                                               200              200
Minneapolis, Riverplace Project,
  Series 1987 A,
  7.100% 1/1/20                                                               190              191
Robbinsdale Economic Development Authority, Series 1999 A,
  6.875% 1/1/26                                                               250              233
Southeastern Multi-County Housing & Redevelopment Authority, Goodhue
  Apartment Project,
  Series 1999 A,
  6.750% 1/1/31                                                               250              237
Washington County Housing & Redevelopment Authority, Cottages of Aspen,
  Series 1992,
  9.250% 6/1/22                                                               175              182
White Bear Lake, Birch Lake Townhomes Project,
  Series 1989 A,
  9.750% 7/15/19                                                              200              205
                                                                                         ---------
                                                                                             1,933
                                                                                         ---------
SINGLE FAMILY - 3.6%
Chicago & Stearns Counties,
  Series 1994 B,
  7.050% 9/1/27                                                             1,175            1,229
Dakota County Housing & Redevelopment Authority,
  Series 1986,
  7.200% 12/1/09                                                               45               45
Minneapolis-St. Paul Housing Board,
  Series 1987 C,
  8.875% 11/1/18                                                                145          146
Washington County Housing & Redevelopment Authority, City of Cottage
  Grove,
  Series 1986,
  7.600% 12/1/11                                                               25               25
                                                                                         ---------
                                                                                             1,445
                                                                                         ---------
--------------------------------------------------------------------------------------------------
INDUSTRIAL - 9.5%
FOOD PRODUCTS - 3.8%
Duluth Seaway Port Authority, Cargill Inc., Series 1993 A,
  5.750% 12/1/16                                                            1,500            1,513
                                                                                         ---------
FOREST PRODUCTS - 3.0%
Hubbard County, Potlach Corp.,
  Series 1987 A,
  7.375% 8/1/13                                                               285              289
International Falls, Boise Cascade Corp. Project,
  5.650% 12/1/22                                                              500              429
  Series 1999,
  6.850% 12/1/29                                                              500              497
                                                                                         ---------
                                                                                             1,215
                                                                                         ---------
MANUFACTURING - 2.7%
Alexandria Industrial Development Revenue Bonds, Seluemed Ltd.,
  5.850% 3/1/18                                                               830              804
Brooklyn Park, TL Systems Corp.,
  Series 1991,
  10.000% 9/1/16                                                              245              276
                                                                                         ---------
                                                                                             1,080
                                                                                         ---------
--------------------------------------------------------------------------------------------------
OTHER - 9.1%
POOL/BOND BANK - 0.7%
Minneapolis Community Development Agency, Series 1991 1,
  8.000% 12/1/16                                                              250              263
                                                                                         ---------
REFUNDED/ESCROWED (a) - 8.4%
Burnsville, Fairview Community Hospital, Series 1982 A,
  (b) 5/1/12                                                                2,145            1,032
Dakota & Washington Counties Housing & Redevelopment Authority,
  Series 1988,
  8.150% 9/1/16                                                               235              301
Metropolitan Council, Hubert H. Humphrey Metrodome,
  Series 1992,
  6.000% 10/1/09                                                              300              312
Moorhead,
  7.100% 8/1/11                                                                20               22
State Higher Education Facilities Authority
  Hamline University,
  Series 3 K,
  6.600% 6/1/08                                                               250              259
Western Minnesota Municipal Power Agency, Series 1983 A,
  9.750% 1/1/16                                                             1,000            1,455
                                                                                         ---------
                                                                                             3,381
                                                                                         ---------
--------------------------------------------------------------------------------------------------
OTHER REVENUE - 0.6%
HOTELS
Minneapolis, Holiday Inn Metrodome Project,
  6.000% 12/1/01                                                              250              249
                                                                                         ---------
--------------------------------------------------------------------------------------------------
TAX-BACKED - 18.8%
LOCAL APPROPRIATED - 3.0%
Hibbing Economic Development Authority,
  6.400% 2/1/12                                                               500              492
Minneapolis Special School District No.1,
  Series 1998 A,
  4.750% 2/1/18                                                               500              446
Mountain Lake Economic Development Authority,
  Series 1999,
  5.800% 12/1/18                                                              290              268
                                                                                         ---------
                                                                                             1,206
                                                                                         ---------
LOCAL GENERAL OBLIGATIONS - 9.4%
Hennepin County,
  Series 1999 A,
  5.000% 12/1/15                                                            1,000              966
New York Mills Independent School District No. 553,
  Series 1992 A,
  6.850% 2/1/18                                                               210              217
North St. Paul & Maplewood Unified School District,
  Series 1996 A,
  5.125% 2/1/25                                                             1,000              930
Rosemount Independent School District No. 196, Series 1994 B,
  (b) 6/1/10                                                                2,765            1,685
                                                                                         ---------
                                                                                             3,798
                                                                                         ---------
SPECIAL NON-PROPERTY TAX - 0.7%
Red Lake Band of Chippewa Indians,
  Series 1998,
  6.250% 8/1/13                                                               300              278
                                                                                         ---------
SPECIAL PROPERTY TAX - 0.5%
Duluth Economic Development Authority,
  Series 1998 A,
 (b) 2/1/08 (c)                                                               295              202
                                                                                         ---------
STATE APPROPRIATED - 5.2%
State, Duluth Airport,
  Series 1995 B,
  6.250% 8/1/14                                                             2,000            2,099
                                                                                         ---------
--------------------------------------------------------------------------------------------------
TRANSPORTATION - 5.4%
AIRPORT - 4.5%
Minneapolis & St. Paul Metropolitan Airports Commission:
  Series 1999 A,
  5.125% 1/1/25                                                             1,000              927
  Series 1999,
  5.695% 1/1/22                                                             1,000              866
                                                                                         ---------
                                                                                             1,793
                                                                                         ---------
TRANSPORTATION - 0.9%
Blaine, Consolidated Freightways, Inc.,
  Series 1998,
  5.150% 1/1/04                                                               300              293
St. Paul Port Authority,
  Series F:
  9.125% 12/1/00                                                               25               25
  9.125% 12/1/01                                                               25               25
  9.125% 12/1/02                                                               25               25
                                                                                         ---------
                                                                                               368
                                                                                         ---------
--------------------------------------------------------------------------------------------------
UTILITY - 9.9%
INVESTOR OWNED - 1.0%
Anoka County, United Power Associates,
  Series 1987 A,
  6.950% 12/1/08                                                              400              411
                                                                                         ---------
JOINT POWER AUTHORITY - 3.1%
Southern Minnesota Municipal Power Agency, Series 1993 A,
  4.750% 1/1/16                                                               250              228
  Series 1994 A,
  (b) 1/1/27                                                                3,900              842
  Series A,
  5.000% 1/1/16                                                               200              190
                                                                                         ---------
                                                                                             1,260
                                                                                         ---------
MUNICIPAL ELECTRIC - 5.8%
Chaska,
  Series 2000 A,
  6.000% 10/1/25                                                            1,000              999
Northern Municipal Power Agency,
  Series 1998 B,
  4.750% 1/1/20                                                             1,500            1,329
                                                                                         ---------
                                                                                             2,328
                                                                                         ---------
TOTAL MUNICIPAL BONDS (cost of $39,390)                                                     39,081
                                                                                         ---------

OPTIONS - 0.2%                                                            CONTRACTS
--------------------------------------------------------------------------------------------------
September 2000 Treasury Bond Put,
  Strike Price 92, expiration 09/20/00                                         56                1
December 2000 Treasury Bond Call,
  Strike Price 100, expiration 12/19/00                                        60               82
                                                                                         ---------
TOTAL OPTIONS (cost of $139)                                                                    83
                                                                                         ---------
TOTAL INVESTMENTS (cost of $39,529)(d)                                                      39,164
                                                                                         ---------

SHORT-TERM OBLIGATIONS - 1.2%
--------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(d)
IL Galesburg, Knox College,
  Series 1999,
  4.250% 7/1/24                                                               200              200
MI Farmington Hills Hospital Finance Authority, Botsford General
  Hospital,
  Series 1991 B,
  4.350% 2/15/16                                                              100              100
TX Gulf Coast Waste Disposal Authority, Monsanto Co.,
  Series 1996,
  4.400% 7/1/01                                                               200              200
                                                                                         ---------
TOTAL SHORT-TERM OBLIGATIONS                                                                   500
                                                                                         ---------

OTHER ASSETS & LIABILITIES, NET - 1.4%                                                         565
--------------------------------------------------------------------------------------------------
NET ASSETS - 100%                                                                        $  40,229
                                                                                         =========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------------------------

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(b)  Zero coupon bond.
(c) This security, or a portion thereof, with a total market value of $202 is being used to collateralize open future contracts.
(d)  Cost for federal income tax purposes is the same.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2000.

Short futures contracts open on July 31, 2000:

                           PAR VALUE                            UNREALIZED
                          COVERED BY         EXPIRATION        DEPRECIATION
         TYPE              CONTRACTS            MONTH          AT 07/31/00
--------------------------------------------------------------------------------
Treasury Bond                $900             September            $35

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
July 31, 2000
(Unaudited)
(In thousands except per share amounts and footnotes)

ASSETS
Investments at value (cost $39,529)                                   $39,164
Short-term obligations                                                    500
                                                                      -------

                                                                       39,664
Receivable for:
  Interest                                                $  548
  Investments sold                                           100
  Fund shares sold                                             8
  Variation margin on futures contracts                        1
Other                                                         95          752
                                                          ------      -------
  Total Assets                                                         40,416

LIABILITIES
Payable for:
  Fund shares repurchased                                     63
  Distributions                                               55
Accrued:
  Management fee                                              17
  Bookkeeping fee                                              2
  Transfer agent fee                                           5
  Deferred Trustees fees                                       4
Other                                                         41
                                                          ------
  Total Liabilities                                                       187
                                                                      -------
NET ASSETS                                                            $40,229
                                                                      =======
Net asset value & redemption price per share --
  Class A ($23,358/3,488)                                             $  6.70(a)
                                                                      =======
Maximum offering price per share
  -- Class A ($6.70/0.9525)                                           $  7.03(b)
                                                                      =======
Net asset value & offering price per share --
  Class B ($16,424/2,451)                                             $  6.70(a)
                                                                      =======
Net asset value & offering price per share --
  Class C ($447/66)                                                   $  6.70(a)
                                                                      =======

COMPOSITION OF NET ASSETS
Capital paid in                                                       $42,498
Overdistributed net investment income                                     (83)
Accumulated net realized loss                                          (1,786)
Net unrealized depreciation on:
  Investments                                                            (365)
  Open futures contracts                                                  (35)
                                                                      -------
                                                                      $40,229
                                                                      =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended July 31, 2000
(Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                               $  1,240

EXPENSES
Management fee                                             $  101
Service fee                                                    37
Distribution fee -- Class B                                    61
Distribution fee -- Class C                                     2
Transfer agent fee                                             40
Bookkeeping fee                                                14
Trustees' fee                                                   4
Audit fee                                                      18
Legal fee                                                       2
Custodian fee                                                   2
Registration fee                                                8
Reports to shareholders                                        11
Other                                                           5
                                                           ------
                                                              305
Fees waived by the Distributor - Class C                       (1)
Custodian credits earned                                       (2)          302
                                                           ------      --------
    Net Investment Income                                                   938
                                                                       --------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                                (383)
  Closed futures contracts                                     (8)
                                                           ------
    Net Realized Loss                                                      (391)
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                               1,949
  Open futures contracts                                      (53)
                                                           ------

    Net Change in Unrealized Appreciation/Depreciation                    1,896
                                                                       --------
    Net Gain                                                              1,505
                                                                       --------

Increase in Net Assets from Operations                                 $  2,443
                                                                       ========

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                                       (UNAUDITED)
                                                                    SIX MONTHS ENDED           YEAR ENDED
                                                                        JULY 31,               JANUARY 31,
INCREASE (DECREASE) IN NET ASSETS                                         2000                    2000
----------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                   $   938                $ 2,209
Net realized loss                                                          (391)                  (802)
Net change in unrealized appreciation/depreciation                        1,896                 (5,633)
                                                                        -------                -------
    Net Increase (Decrease) from Operations                               2,443                 (4,226)

DISTRIBUTIONS
From net investment income -- Class A                                      (597)                (1,407)
In excess of net realized gains -- Class A                                   --                    (29)
From net investment income -- Class B                                      (351)                  (790)
In excess of net realized gains -- Class B                                   --                    (19)
From net investment income -- Class C                                        (7)                   (14)
In excess of net realized gains -- Class C                                   --                     (a)
                                                                        -------                -------
                                                                         (1,488)                (6,485)
                                                                        -------                -------

FUND SHARE TRANSACTIONS
Receipts for shares sold -- Class A                                         161                  2,003
Value of distributions reinvested -- Class A                                407                    927
Cost of shares repurchased -- Class A                                    (2,337)                (6,891)
                                                                        -------                -------
                                                                         (1,769)                (3,961)
                                                                        -------                -------
Receipts for shares sold -- Class B                                         445                  1,701
Value of distributions reinvested -- Class B                                239                    558
Cost of shares repurchased -- Class B                                    (1,804)                (4,138)
                                                                        -------                -------
                                                                         (1,120)                (1,879)
                                                                        -------                -------
Receipts for shares sold -- Class C                                         171                    190
Value of distributions reinvested -- Class C                                  5                     12
Cost of shares repurchased -- Class C                                      (120)                   (46)
                                                                        -------                -------
                                                                             56                    156
                                                                        -------                -------
    Net Decrease from Fund Share Transactions                            (2,833)                (5,684)
                                                                        -------                -------
    Total Decrease                                                       (1,345)               (12,169)

Beginning of period                                                      41,574                 53,743
                                                                        -------                -------
End of period (net of overdistributed net investment income of $83
  and $66, respectively)                                                $40,229                $41,574
                                                                        =======                =======
NUMBER OF FUND SHARES
Sold -- Class A                                                              25                    278
Issued for distributions reinvested -- Class A                               62                    134
Repurchased -- Class A                                                     (355)                (1,012)
                                                                        -------                -------
                                                                           (268)                  (600)
                                                                        -------                -------
Sold -- Class B                                                              67                    238
Issued for distributions reinvested -- Class B                               36                     81
Repurchased -- Class B                                                     (276)                  (601)
                                                                        -------                -------
                                                                           (173)                  (282)
                                                                        -------                -------
Sold -- Class C                                                              25                     27
Issued for distributions reinvested -- Class C                                1                      2
Repurchased -- Class C                                                      (19)                    (7)
                                                                        -------                -------
                                                                              7                     22
                                                                        -------                -------
(a) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
July 31, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Liberty Minnesota Tax-Exempt Fund (formerly Colonial Minnesota Tax-Exempt Fund) (the Fund), a series of Liberty Funds Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION:
The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Minnesota state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro rata portion of the combined average net assets of the funds constituting Trust V as follows:

       AVERAGE NET ASSETS               ANNUAL FEE RATE
       ------------------               ---------------
        First $2 billion                     0.50%
         Next $2 billion                     0.45%

BOOKKEEPING FEE:
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the Distributor), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $10,046 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $26,697, and none on Class A, Class B and Class C share redemption's, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to November 30, 1994 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2000, the Fund's service fee was 0.18% (annualized).

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custodian fees were reduced by balance credits of $1,651 applied during the six months ended July 31, 2000. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
For the six months ended July 31, 2000, purchases and sales of investments, other than short-term obligations, were $3,394,663 and $6,906,239, respectively.

Unrealized appreciation (depreciation) at July 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                               $ 1,180,951
    Gross unrealized depreciation                                (1,545,803)
                                                                -----------
      Net unrealized depreciation                               $  (364,852)
                                                                ===========

CAPITAL LOSS CARRYFORWARDS:
At January 31, 2000, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

             YEAR OF                     CAPITAL LOSS
           EXPIRATION                    CARRYFORWARD
           ----------                    ------------
              2008                         $739,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 2000.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                  (UNAUDITED)
                                                                        SIX MONTHS ENDED JULY 31, 2000
                                                           ---------------------------------------------------------
                                                             CLASS A                CLASS B                CLASS C
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  6.460               $  6.460               $  6.460
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                        0.163                  0.138                  0.148(b)
Net realized and unrealized gain                                 0.243                  0.243                  0.243
                                                              --------               --------               --------
    Total from Investment Operations                             0.406                  0.381                  0.391
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.166)                (0.141)                (0.151)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  6.700               $  6.700               $  6.700
                                                              ========               ========               ========
Total return (c)(d)                                              6.35%                  5.96%                  6.11%(e)
                                                              ========               ========               ========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                                  1.19%                  1.94%                  1.64%(b)
Net investment income (f)(g)                                     4.97%                  4.22%                  4.52%(b)
Portfolio turnover (f)(g)                                           9%                     9%                     9%
Net assets at end of period (000)                              $23,358               $ 16,424               $    447

(a) The per share net investment income accounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.010 per share and 0.30% (annualized).
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

                                                                          YEAR ENDED JANUARY 31, 2000
                                                           ---------------------------------------------------------
                                                             CLASS A                CLASS B                CLASS C
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  7.360               $  7.360               $  7.360
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                        0.326                  0.274                  0.295(b)
Net realized and unrealized loss                                (0.891)                (0.891)                (0.891)
                                                              --------               --------               --------
    Total from Investment Operations                            (0.565)                (0.617)                (0.596)
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.328)                (0.276)                (0.297)
From net realized gains                                         (0.007)                (0.007)                (0.007)
                                                              --------               --------               --------
Total Distributions Declared to Shareholders                    (0.335)                (0.283)                (0.304)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  6.460               $  6.460               $  6.460(d)
                                                              ========               ========               ========
Total return (c)                                               (7.87)%                (8.56)%                (8.29)%
                                                              ========               ========               ========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                     1.06%                  1.81%                  1.51%(b)
Net investment income (e)                                        4.71%                  3.96%                  4.26%(b)
Portfolio turnover                                                 28%                    28%                    28%
Net assets at end of period (000)                             $ 24,248               $ 16,945               $    381

(a) The per share net investment income accounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.021 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                          YEAR ENDED JANUARY 31, 1999
                                                           ---------------------------------------------------------
                                                             CLASS A                CLASS B                CLASS C
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  7.490               $  7.490               $  7.490
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                        0.351                  0.293                  0.316(b)
Net realized and unrealized loss                                 0.110                  0.110                  0.110
                                                              --------               --------               --------
    Total from Investment Operations                             0.461                  0.403                  0.426
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.345)                (0.289)                (0.311)
In excess of net investment income                              (0.015)                (0.013)                (0.014)
From net realized gains                                         (0.182)                (0.182)                (0.182)
In excess of realized gains                                     (0.049)                (0.049)                (0.049)
                                                              --------               --------               --------
    Total Distributions Declared to Shareholders                (0.591)                (0.533)                (0.556)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  7.360               $  7.360               $  7.360
                                                              ========               ========               ========
Total return (c)(d)                                              6.40%                  5.59%                  5.91%
                                                              ========               ========               ========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                     0.94%                  1.69%                  1.39%(b)
Net investment income (e)                                        4.62%                  3.87%                  4.17%(b)
Fees and expenses waived by Advisor (e)                          0.06%                  0.06%                  0.06%
Portfolio turnover                                                 34%                    34%                    34%
Net assets at end of period (000)                             $ 32,075               $ 21,398               $    270

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                                $  0.005               $  0.005               $  0.005
(b) Net of fees waived by the Distributor which amounted to $0.022 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and direct brokerage arrangements had an impact of 0.01% and $0.001 per share.

                                                                          YEAR ENDED JANUARY 31, 1998
                                                           ---------------------------------------------------------
                                                             CLASS A                CLASS B                  CLASS C(b)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  7.130               $  7.130               $  7.470
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                        0.362                  0.308                  0.163(c)
Net realized and unrealized gain                                 0.405                  0.405                  0.066
                                                              --------               --------               --------
    Total from Investment Operations                             0.767                  0.713                  0.229
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.362)                (0.308)                (0.164)
From net realized gains                                         (0.045)                (0.045)                (0.045)
                                                              --------               --------               --------
    Total Distributions Declared to Shareholders                (0.407)                (0.353)                (0.209)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  7.490               $  7.490               $  7.490
                                                              --------               --------               --------
Total return (d)(e)                                             11.04%                 10.22%                  3.13%(f)
                                                              --------               --------               --------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                                     0.91%                  1.66%                  1.36%(c)(h)
Net investment income (g)                                        4.97%                  4.22%                  4.40%(c)(h)
Fees and expenses waived or borne by the Advisor (g)             0.11%                  0.11%                  0.12%(h)
Portfolio turnover                                                 19%                    19%                    19%
Net assets at end of period (000)                             $ 32,824               $ 20,278               $    136

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                                $  0.008               $  0.008               $  0.008
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                            YEARS ENDED JANUARY 31
                                                    ----------------------------------------------------------------------
                                                                 1997                                     1996
                                                    ------------------------------            ----------------------------
                                                      CLASS A            CLASS B                CLASS A          CLASS B
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                 $  7.350           $  7.350               $  6.840         $  6.840
                                                       --------           --------               --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                 0.369              0.316                  0.384            0.332
Net realized and unrealized gain                         (0.222)            (0.222)                 0.516            0.516
                                                       --------           --------               --------         --------
Total from Investment Operations                          0.147              0.094                  0.900            0.848
                                                       --------           --------               --------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.367)            (0.314)                (0.390)          (0.338)
                                                       --------           --------               --------         --------
Total Distributions Declared to Shareholders             (0.367)            (0.314)                (0.390)          (0.338)
                                                       --------           --------               --------         --------
NET ASSET VALUE -- END OF PERIOD                       $  7.130           $  7.130               $  7.350         $  7.350
                                                       --------           --------               --------         --------
Total return (b)(c)                                       2.16%              1.40%                 13.50%           12.66%
                                                       --------           --------               --------         --------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                              0.90%              1.65%                  0.85%            1.60%
Net investment income (d)                                 5.19%              4.44%                  5.41%            4.66%
Fees and expenses waived or borne by the Advisor
  (d)                                                     0.13%              0.13%                  0.24%            0.24%
Portfolio turnover                                          27%                27%                    42%              42%
Net assets at end of period (000)                       $34,986            $19,389                $36,586          $19,083

(a) Net of fees and expenses waived or borne by
    the Advisor which amounted to:                      $ 0.009            $ 0.009                $ 0.016          $ 0.016
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

TRUSTEES & TRANSFER AGENT

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Minnesota Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Minnesota Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

SEMIANNUAL REPORT:
LIBERTY MINNESOTA TAX-EXEMPT FUND

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                                 L I B E R T Y
                                 -----------------
                                         F U N D S
--------------------------------------------------------------------------------
ALL-STAR   Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL   Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON      A contrarian approach to fixed income and equity investing.
--------------------------------------------------------------------------------
NEWPORT    A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR    Innovative solutions for growth and income investing.
--------------------------------------------------------------------------------
KEYPORT
[graphic   A leading provider of innovative annuity products.
 omitted]
--------------------------------------------------------------------------------
            Liberty's mutual funds are offered by prospectus through
                        Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY MINNESOTA TAX-EXEMPT FUND SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S
           ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR


                    Liberty Funds Distributor, Inc. (C)2000
                    One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                    www.libertyfunds.com



                                                771-03/382C-0700 (09/00) 00/1564